Going Concern (Details) (USD $)	3 Months Ended	12 Months Ended				20 Months Ended	31 Months Ended		31 Months Ended	18 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 2013 Plan [Member]	Dec. 31, 2012 Revolving Loan With Senior Lender [Member]	Jun. 01, 2012 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 9½% Subordinated debentures due 2012 [Member]	Mar. 31, 2013 9½% Subordinated debentures due 2012 [Member]	Dec. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Sep. 01, 2011 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Mar. 31, 2013 8¼% Limited convertible senior subordinated notes due 2012 [Member]	Dec. 31, 2012 8¼% Limited convertible senior subordinated notes due 2012 [Member]
Going Concern (Details) [Line Items]
Defined Benefit Plan, Funded Status of Plan	$ 6,400,000	$ (6,430,000)	$ (5,915,000)
Debt Instrument,Debt Default,Periodic Payment, Interest						50,000	301,200		2,100,000	418,000
Repayments of Lines of Credit	700,000				1,000,000
Defined Benefit Plan, Contributions by Employer	218,000	559,000	604,000	218,000
Convertible Notes Payable							334,000	334,000	1,100,000		1,100,000	1,100,000
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 1,700,000